Long-term debt (Details 3) (AR Securitization) - Secured Debt [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable securitization [Abstract]
Maximum cash proceeds from sale of accounts receivable to unrelated trust.	CAD 450
Proceeds from accounts receivable securitization	CAD 0	CAD 0
Accounts Receivable Securitization Expiration Date	Feb. 01, 2019